Borrowings - Debt instrument (Details) $ in Thousands, د.ك in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 KWD (د.ك)	Oct. 03, 2022	May 31, 2022	Apr. 18, 2022	Mar. 31, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Borrowings
Borrowings	$ 3,344,402						$ 2,609,090	$ 2,203,209	$ 2,055,878
IHS Holding limited, Senior Note Maturing 2026
Borrowings
Interest rate	5.625%	5.625%
IHS Holding limited, Senior Note Maturing 2026 | US Dollar
Borrowings
Interest rate	5.63%	5.63%
Borrowings	$ 497,861						496,850
IHS Holding limited, Senior Note Maturing 2028
Borrowings
Interest rate	6.25%	6.25%
IHS Holding limited, Senior Note Maturing 2028 | US Dollar
Borrowings
Interest rate	6.25%	6.25%
Borrowings	$ 497,979						497,367
IHS Netherlands Holdco B.V., Senior Note Maturing 2027 | US Dollar
Borrowings
Interest rate	8.00%	8.00%
Borrowings	$ 952,003						949,042
IHS Holding Term Loan Facility
Borrowings
Borrowings	370,000
IHS Holding Term Loan Facility | US Dollar
Borrowings
Borrowings	$ 368,630
IHS Holding Term Loan Facility | US Dollar | CAS + SOFR
Borrowings
Borrowings, adjustment to interest rate basis	3.75%	3.75%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023
Borrowings
Interest rate						12.50%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Nigeria Naira
Borrowings
Borrowings	$ 57,448
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Nigeria Naira | Maximum
Borrowings
Interest rate	18.00%	18.00%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Nigeria Naira | Minimum
Borrowings
Interest rate	12.50%	12.50%
IHS (Nigeria) Limited, IHSN NG2, maturing 2023
Borrowings
Interest rate				18.00%
INT Towers Limited, 2024 | US Dollar
Borrowings
Borrowings							92,769
INT Towers Limited, 2024 | US Dollar | 3M NIBOR
Borrowings
Borrowings, adjustment to interest rate basis	4.25%	4.25%
INT Towers Limited, 2024 | Nigeria Naira
Borrowings
Borrowings	$ 191,188						284,882
INT Towers Limited, 2024 | Nigeria Naira | 3M NIBOR
Borrowings
Borrowings, adjustment to interest rate basis	2.50%	2.50%
IHS Cte d'Ivoire Ltd (CFA Franc) maturing 2024 | CFA Franc
Borrowings
Interest rate	5.00%	5.00%
Borrowings	$ 18,854						31,627
IHS Cte d'Ivoire Ltd (Euro) maturing 2024 | Euro
Borrowings
Borrowings	$ 14,217						24,156
IHS Cte d'Ivoire Ltd (Euro) maturing 2024 | Euro | 3M EURIBOR
Borrowings
Borrowings, adjustment to interest rate basis	3.00%	3.00%
IHS Zambia Limited, 2027 | US Dollar
Borrowings
Borrowings	$ 94,596						93,164
IHS Zambia Limited, 2027 | US Dollar | 3M LIBOR
Borrowings
Borrowings, adjustment to interest rate basis	5.00%	5.00%
IHS Brasil Cesso de Infraestruturas Limitada, 2029 | Brazil Real
Borrowings
Borrowings	$ 68,591						69,768
IHS Brasil Cesso de Infraestruturas Limitada, 2029 | Brazil Real | CDI
Borrowings
Borrowings, adjustment to interest rate basis	3.65%	3.65%
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028 | CDI
Borrowings
Borrowings, adjustment to interest rate basis					3.05%
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028 | Brazil Real
Borrowings
Borrowings	$ 82,928
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028 | Brazil Real | CDI
Borrowings
Borrowings, adjustment to interest rate basis	3.05%	3.05%
FiberCo Solues de Infraestrutura S.A., maturing 2030 | CDI
Borrowings
Borrowings, adjustment to interest rate basis			2.45%
FiberCo Solues de Infraestrutura S.A., maturing 2030 | Brazil Real
Borrowings
Borrowings	$ 38,542
FiberCo Solues de Infraestrutura S.A., maturing 2030 | Brazil Real | CDI
Borrowings
Borrowings, adjustment to interest rate basis	2.45%	2.45%
IHS Kuwait Limited, 2029
Borrowings
Borrowings	$ 70,000	د.ك 21.5
IHS Kuwait Limited, 2029 | Kuwaiti Dinar
Borrowings
Borrowings	$ 66,251						66,257
IHS Kuwait Limited, 2029 | Kuwaiti Dinar | 3M KIBOR
Borrowings
Borrowings, adjustment to interest rate basis	2.00%	2.00%
IHS Towers South Africa Proprietary Limited maturing 2029 | South Africa, Rand
Borrowings
Borrowings	$ 197,836
IHS Towers South Africa Proprietary Limited maturing 2029 | South Africa, Rand | 3M JIBAR
Borrowings
Borrowings, adjustment to interest rate basis	2.75%	2.75%
IHS (Nigeria) Limited, Letters of credit, Maturing 2023 One | US Dollar
Borrowings
Borrowings	$ 66,047
IHS (Nigeria) Limited, Letters of credit, Maturing 2023 One | US Dollar | Maximum
Borrowings
Interest rate	12.05%	12.05%
IHS (Nigeria) Limited, Letters of credit, Maturing 2023 One | US Dollar | Minimum
Borrowings
Interest rate	8.95%	8.95%
INT Towers Limited, Letters of Credit Maturing 2022-2023 | US Dollar
Borrowings
Borrowings	$ 128,063
INT Towers Limited, Letters of Credit Maturing 2022-2023 | US Dollar | Maximum
Borrowings
Interest rate	11.70%	11.70%
INT Towers Limited, Letters of Credit Maturing 2022-2023 | US Dollar | Minimum
Borrowings
Interest rate	9.50%	9.50%
INT Towers Limited, Letters of Credit Maturing 2022
Borrowings
Borrowings	$ 128,100
INT Towers Limited, Letters of Credit Maturing 2022 | Maximum
Borrowings
Interest rate	11.70%	11.70%
INT Towers Limited, Letters of Credit Maturing 2022 | Minimum
Borrowings
Interest rate	9.50%	9.50%
ITNG limited, Letters of Credit Maturing 2023
Borrowings
Interest rate	12.05%	12.05%
Borrowings	$ 1,000
ITNG limited, Letters of Credit Maturing 2023 | US Dollar
Borrowings
Interest rate	12.05%	12.05%
Borrowings	$ 987
Global Independent Connect Limited Letters of Credit 2022
Borrowings
Borrowings	$ 2,400
Global Independent Connect Limited Letters of Credit 2022 | Maximum
Borrowings
Interest rate	12.05%	12.05%
Global Independent Connect Limited Letters of Credit 2022 | Minimum
Borrowings
Interest rate	8.97%	8.97%
Global Independent Connect Limited Letters of Credit 2022 | Chinese Yen
Borrowings
Interest rate	8.97%	8.97%
Borrowings	$ 1,051						$ 3,208
Global Independent Connect Limited Letters of Credit 2023 | US Dollar
Borrowings
Interest rate	12.05%	12.05%
Borrowings	$ 1,330